Other financial liabilities - Reindus Loan (Details) € in Thousands, $ in Thousands	1 Months Ended						12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Feb. 28, 2023 USD ($)	Feb. 28, 2023 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2016 USD ($) installment	Jan. 01, 2023	Dec. 31, 2016 EUR (€) installment
Other financial Liabilities
Borrowings			$ 46,548				$ 57,162	$ 46,548
Repayment of debt							495,726	456,506	$ 919,932
Accrued default interest paid							$ 26,192	42,207	$ 60,822
Reindus loan
Other financial Liabilities
Borrowings										$ 50,223		€ 44,999
Number of loan installments | installment										7		7
Borrowings Term										10 years
Borrowings Term Grace Period										3 years
Interest rate (as a percent)							3.55%		3.75%		4.06%
Repayment of debt	$ 1,993	€ 1,780	4,000	€ 3,600	$ 17,400	€ 16,300
Accrued default interest paid	$ 4,624	€ 4,130
Reindus loan | Level 2 of fair value hierarchy | Discounted cash flow
Other financial Liabilities
Financial liabilities, at fair value			$ 25,490				$ 24,642	$ 25,490